EARNINGS/(LOSS) PER SHARE	6 Months Ended
Jun. 30, 2021
EARNINGS/(LOSS) PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
EARNINGS/(LOSS) PER SHARE

7. EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) for the period attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share is calculated by dividing the profit/(loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

Basic and diluted net earnings/(loss) per share for the six months ended June 30, 2020 and 2021 are as follows:

	Six months ended June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company	2,741	(26,741)	(4,141)

Number of Shares:
Weighted average number of common shares for basic and diluted earnings/(loss) per share:
Basic and diluted	24,910,916	37,488,634	37,488,634

Earnings/(loss) per share:
Basic and diluted	0.11	(0.71)	(0.11)

No adjustment has been made to basic earnings/(loss) per share for the six months period ended June 30, 2021 in respect of a dilution as the outstanding warrants had no dilutive effect because the average market price of ordinary shares during the reporting period was lower than the exercise price of the warrants.